LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES
16.	LEASES

The Group has operating leases for offices and factories. The Group recognized ROU assets of RMB114,260 and RMB109,318 and corresponding current operating lease liabilities of RMB16,103 and RMB36,764 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB98,370 and RMB85,555, as of December 31, 2024 and 2025, respectively. The weighted average remaining lease term was approximately 3.56 years as of December 31, 2025, and the weighted average discount rate were 2.70% and 3.30% for the years ended December 31, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, operating lease expenses were RMB37,878, RMB39,517 and RMB27,322, respectively.

The maturities of lease liabilities as of December 31, 2024 and December 31, 2025 were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
2025	18,963	—
2026	24,672	39,630
2027	24,672	35,568
2028	27,139	30,423
2029	27,139	22,313
2030	—	335
Total lease payment	122,585	128,269
Less: imputed interest	(8,112)	(5,950)
Present value of minimum operating lease payments	114,473	122,319
Less: Current operating lease liabilities	(16,103)	(36,764)
Long-term operating lease liabilities	98,370	85,555

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2024 and 2025 were RMB35,900 and RMB19,494, respectively. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the years ended December 31, 2024 and 2025 were nil and RMB48,262, respectively.

Pursuant to the lease agreement dated in February 2025, the Group’s certain leased space was decreased, which led to partial termination of the lease contract. The difference between the decrease in the carrying amount of the lease liabilities and the proportionate decrease in the carrying amount of the right-of-use assets was recorded as deduction of operating lease expenses of RMB1,743 in consolidated statements of operations and comprehensive (loss) income. The decrease of lease liabilities constituted a non-cash operating activity of RMB28,787.